Financial liabilities at fair value through profit or loss	6 Months Ended
Jun. 30, 2021
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss
8

Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss
in EUR million
30
June
2021
31
December
2020
Trading liabilities 26,845 32,709
Non-trading derivatives 1,925 1,629
Designated at fair value through profit or loss 58,370 48,444
87,141 82,781
Reference is made to Note 2 ‘Financial assets at fair value through profit or loss’ for information on repurchase transactions.